Brad Rodgers

Senior Counsel

Writer’s Direct Number: (205) 268-1113

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

September 8, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Protective Life and Annuity Insurance Company
Variable Annuity Account A of Protective Life
Protective Investors Benefit Advisory NY
Filing Pursuant to Rule 497(j) for
File No. 333-238855; 811-8537

Commissioners:

On behalf of  Protective Life and Annuity Insurance Company and the Variable Annuity Account A of Protective Life, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus and Statement of Additional Information being used in connection with the offering of the “Protective Investors Benefit Advisory NY”, a variable annuity contract, and otherwise required to be filed under Rule 497(c) does not differ from the Prospectus and Statement of Additional Information contained in Pre- Effective Amendment No. 2 for Variable Annuity Account A of Protective Life as filed with the Commission on August 28, 2020 via EDGARLINK.

Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,

/s/ Brad Rodgers
Brad Rodgers